Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	2,401,278
Proposed Maximum Offering Price per Unit	52.68
Maximum Aggregate Offering Price	$ 126,499,325.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,469.56
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Kodiak Gas Services, Inc.’s common stock being registered hereunder (the “Common Stock”) include an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered. The proposed maximum offering price per share and maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sale price of Common Stock, as reported on the New York Stock Exchange on September 24, 2026, which date is within five business days prior to filing this registration statement.